Shareholders' Equity - Unvested Shares Activity (Details) - 2009 Award Plan - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Unvested shares at the beginning of the period	98,970	96,725	90,338
Shares granted (in shares)	75,350	65,900	65,600
Shared forfeited (in shares)			(1,020)
Shares Vested (in shares)	(70,070)	(63,655)	(58,193)
Unvested shares at the end of the period	104,250	98,970	96,725
Weighted Average Grant Date Fair Value
Unvested shares at the beginning of the period (in dollars per share)	$ 20.59	$ 20.11	$ 23.40
Granted (in dollars per share)	19.36	21.66	16.59
Shared forfeited (in dollars per share)			23.41
Vested (in dollars per share)	20.80	20.97	21.20
Unvested shares at the end of the period (in dollars per share)	$ 19.56	$ 20.59	$ 20.11